Other Commitments with Third Parties and Other Contingent Liabilities	12 Months Ended
Dec. 31, 2021
Other Commitments with Third Parties and Other Contingent Liabilities
Other Commitments with Third Parties and Other Contingent Liabilities

(29)    Other Commitments with Third Parties and Other Contingent Liabilities

(a)	Guarantees

The Group has no significant guarantees extended to third parties.

(b)	Guarantees committed with third parties

The Group has no significant guarantees extended to third parties, except for those described in note 21.

(c)	Obligations with personnel

The Group’s annual contribution to defined contribution pension plans of Spanish Group companies for 2021 has amounted to Euros 948 thousand (Euros 896 thousand for 2020).

In successive years this contribution will be defined through labor negotiations.

In the event that control is taken of the Company, the Group has agreements with 50 employees/directors whereby they can unilaterally rescind their employment contracts with the Company and are entitled to termination benefits ranging from two to five years’ salary.

The Group has contracts with five executives entitling them to termination benefits ranging from one to four years of their salary in different circumstances.

Restricted Share Unit Retention Plan

For the annual bonus, the Group established a Restricted Share Unit Retention Plan (RSU Plan), for eligible employees. Under this plan, employees can choose to receive up to 50% of their yearly bonus in non-voting Class B ordinary shares (Grifols Class B Shares) or Grifols American Depositary Shares (Grifols ADS), and the Group will match this with an additional 50% of the employee’s choice of RSUs.

Grifols Class B Shares and Grifols ADS are valued at grant date.

These RSU’s will have a vesting period of 2 years and 1 day and, subsequently, the RSU’s will be exchanged for Grifols Class B Shares or Grifols ADS (American Depositary Share representing 1 Class B Share).

If an eligible employee leaves the Company or is terminated before the vesting period, he/she will not be entitled to the additional RSU’s.

At 31 December 2021, the Group has settled the RSU plan of 2018 for an amount of Euros 7,782 thousand (Euros 7,552 thousand at 31 December 2020 corresponding to the RSU plan of 2017).

This commitment is treated as equity instrument and the amount totals Euros 9,838 thousand at 31 December 2021 (Euros 13,880 thousand at 31 December 2020).

Savings plan and profit-sharing plan

The Group has a defined contribution plan (savings plan), which qualifies as a deferred salary arrangement under Section 401 (k) of the Internal Revenue Code (IRC). Once eligible, employees may elect to contribute a portion of their salaries to the savings plan, subject to certain limitations. The Group matches 100% of the first 4% of employee contributions and 50% of the next 2%. Group and employee contributions are fully vested when contributed. The total cost of matching contributions to the savings plan was US Dollars 31.8 million in 2021 (US Dollars 32.2 million in 2020).

Other plans

The Group has a defined benefit pension plan for certain former Talecris Biotherapeutics, GmbH employees in Germany as required by statutory law. The pension cost relating to this plan is not material for the periods presented.

(d)	Purchase commitments

Details of the Group’s raw material purchase commitments at 31 December 2021 are as follows:

Thousands of Euros
2022	90,413
2023	78,909
2024	72,103
2025	1,116
2026	651
More than 5 years	—

(e)	Judicial procedures and arbitration

Details of legal proceedings in which the Company or Group companies are involved are as follows:

● ABBOTT LABORATORIES v. GRIFOLS DIAGNOSTIC SOLUTIONS INC., GRIFOLS WORLDWIDE OPERATIONS LIMITED AND NOVARTIS VACCINES AND DIAGNOSTICS, INC.

Served:  8 October 2019

US District Court, Northern District of Illinois

Patent Infringement, Civil Action No. 1:19-cv-6587

Abbott Laboratories (“Abbott”), GDS, GWWO and Novartis Vaccines and Diagnostics, Inc. are in dispute over unpaid royalties payable by Abbott to GDS and Ortho-Clinical Diagnostics (“Ortho”) under an HIV License and Option agreement dated 16 August 2019  (the “HIV License”).

On 12 September 2019, GDS and Ortho filed Notice of Arbitration.  On 3 October 2019, Abbott terminated the HIV License and filed for Declaratory Relief seeking to invalidate the licensed patent.  On 16 March 2020, Grifols and Ortho filed an answer and counterclaim to the litigation, while simultaneously pursuing arbitration for the pre-termination amount owed by Abbott.  The arbitration hearing was 15-16 June 2020. Grifols/Ortho were awarded US Dollars4 Million.

NEXT ACTION: The court litigation is continuing with regard to post termination infringement of Grifols' patents. Abbot’s Motion to Dismiss was denied 1 December 2020. Fact discovery has concluded. The court conducted a Markman (Claim Construction) hearing on February 25, 2022. Order on claim construction expected end of April, 2022.

●	SIEMENS HEALTHCARE DIAGNOSTICS, INC. adv. ORTHO-CLINICAL DIAGNOSTICS, INC., GRIFOLS DIAGNOSTIC SOLUTIONS INC.

Served: 10 November 2020

Contract Dispute

Siemens initiated dispute resolution against Ortho and GDS under the Supply Agreement alleging overpayments after an audit by Siemens.

NEXT ACTION: Arbitration is continuing. All fact witnesses have testified. Yet to be scheduled is the questioning of experts, a final briefing and final oral argument.

POTENTIAL OUTCOME: Based on current financial calculations, it is probable that there may be a finding for Grifols to pay Siemens under the supply agreement, up to US Dollars 12 million (best estimate).

●	RAMIREZ-VIVAR, ALFONSO v. GRIFOLS DIAGNOSTIC SOLUTIONS, INC.

Served: 11 March 2021

Superior Court, CA County of Alameda

Case No.: RG21089519

Wage & Hour Class Action

Plaintiff claiming violation of CA wage & hour statutes.

NEXT STEP: Plaintiff's deposition taken on 28 June 2021. Parties have continued with written discovery., Person Most Knowledgeable depositions are being scheduled. Belaire-West notices to proposed class members were sent out to proposed class members in March 2022. Class certification motion is currently scheduled to be filed by 2 May 2022.

CLASS POTENTIAL:  Approx. 300 CA GDS employees for payroll/wage & hour violations per pay period for 4 years

●	VAUGHAN, BRIAN, DARNELL, JASON v. BIOMAT USA, INC., TALECRIS PLASMA RESOURCES, INC., INTERSTATE BLOOK BANK, INC.

Served: 22 June 2020

Circuit Court of Cook County

Case No. 2020CH04519

Illinois Biometric Information Protection Act

Former donor and employee alleging violation of IL Biometric Information Protection Act in potential class action.

NEXT ACTION:  Motion to Dismiss and all responsive pleadings have been filed as of 17 December 2021.  Await court ruling.  Plaintiff has been pushing discovery even with MTD pending.  Negotiating discovery parameters.  If proposed discovery is limited, we will request a protective order.  If it is not, a motion for stay of discovery will be initiated.

CLASS POTENTIAL: Approx. 54,000 Biomat donors for Illinois Biomat Centers over 4 years x $1,000 BIPA penalty for negligent violation.  This estimate is from 2020 and current numbers are being run.  Interstate Blood Bank, Inc. was also added to the suit and potential donor numbers are being run. At this time, there is insufficient information to determine that there is any probability of liability on Grifols.

●	CERUS CORPORATION v. LABORATORIOS GRIFOLS, S.A.

Cerus Corporation (“Cerus”) and Laboratorios Grifols, S.A. (“Grifols”) entered into a Manufacturing and Supply Agreement executed in 2016, pursuant to which Grifols was to manufacture and supply to Cerus processing and filters sets to be used by Cerus in its own product (the “Agreement”). As a result of Grifols’ decision to discontinue the manufacturing, sale and support of its blood bag product business worldwide, Grifols is unable to comply with the Agreement.

In December 2021, Cerus filed a notice of arbitration in the UK pursuant to the terms of the Agreement alleging wrongful termination of the Agreement by Grifols. Furthermore, in January 2022, Cerus filed injunctive measures with the Courts of Rubí (Barcelona) requiring the suspension of the closure of Grifols’ blood bags production facility until the arbitration proceedings is finalized.

NEXT ACTION: The parties have agreed that the arbitration will be conducted by a 3 person tribunal. Cerus has appointed its arbitrator and Grifols is currently selecting one. The appointed arbitrators will then appoint the third arbitrator. In parallel, the hearing on the injunctive measures is set for March 2022. At the end of February the Parties requested that both the arbitration and the hearing on the injunctive measures be suspended for a period of 60 days to negotiate an out-of-court solution on the conflict. Both the arbitrators and the Court in charge of the injunctive measures accepted the suspension. At this time and based upon the current state of negotiations, the most likely resolution of the conflict is that the companies reach an amicable solution to continue their commercial relationship (manufacturing and supply agreement) on satisfactory terms for both parties.

●	THE STATE CO. FOR MARKETING DRUGS AND MEDICAL APPLIANCES IN IRAQ (KIMADIA) v. LABORATORIOS GRIFOLS, S.A.

The State Co. for Marketing Drugs and Medical Appliances in Iraq (“KIMADIA”) awarded a tender for the supply of blood bags to Laboratorios Grifols, S.A. (“Grifols”). Grifols, through Hali/Tiba (its agent in Iraq), informed KIMADIA on Grifols’ inability to supply the blood bags pursuant to the tender awarded, due to its decision to discontinue the manufacturing, sale and support of its blood bag product business.

The tender documents set forth a list of penalties and compensations in case the awardee is unable to supply the products to KIMADIA. Further, Hali/Tiba also claims Grifols a compensation for the services performed in relation to the tender.

NEXT ACTION: Grifols is going to initiate discussions with KIMADIA, with the assistance of Hali/Tiba, to agree on a possible compensation to be paid to KIMADIA, so as to avoid any possible judicial proceedings. Currently, the negotiations, which are very slow, are on-going, with the local assistance of Hali/Tiba to try to reduce the possible penalties set forth in the tender documents.